Fair Value Measurements and Fair Value of Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Carrying Values and Fair Values of Financial Instruments
The following tables display the carrying values and fair values of financial instruments.

		As of December 31, 2021			As of December 31, 2020
Assets on the Consolidated Balance Sheets		Carrying Value	Unrealized Losses	Fair Value	Carrying Value	Unrealized Losses	Fair Value
Cash and cash equivalents	Level 1	$430,841	$—	$430,841	38,618	$—	$38,618
Restricted cash	Level 1	1,763	—	1,763	—	—	—

Total		$432,604	$—	$432,604	$38,618	$—	$38,618

		As of December 31, 2021		As of December 31, 2020
Liabilities on the Consolidated Balance Sheets		Carrying Value(1)	Fair Value	Carrying Value(1)	Fair Value
Term loan	Level 2	$—	$—	$4,820	$4,913
Earnout payment	Level 3	5,230	5,230	—	—

Total liabilities		$5,230	$5,230	$4,820	$4,913

(1)	The carrying values are shown inclusive of discounts and other offsets.

Schedule of Changes In Fair Value of Liabilities	The changes in the fair value of the Company’s Level 3 liabilities for the year ended December 31, 2021 are as follows.

December 31, 2021
Balance at beginning of period	$—
Fair value of earnout payment recorded in connection with iQuue acquisition	5,230
Change in fair value of earnout	—

Balance at end of period	$5,230

Schedule of Earnout of Measurement
The fair value of the earnout payment is measured on a recurring basis at each reporting date. The following inputs and assumptions were used in the Monte Carlo simulation model to estimate the fair value of the earnout payment as of December 31, 2021.

December 31, 2021
Discount Rate	3.50%
Volatility	24.80%